Income Taxes (Details Narrative) $ in Millions	12 Months Ended
Apr. 30, 2026 HKD ($)
Operating Loss Carryforwards [Line Items]
Taxable income tax rate for remaining profits	16.50%
HONG KONG | First Tax Payment [Member]
Operating Loss Carryforwards [Line Items]
Taxable income	$ 2
MALAYSIA | First Tax Payment [Member]
Operating Loss Carryforwards [Line Items]
Taxable income tax rate	8.25%